Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

27. Subsequent events

Share repurchase

The Company resolved to repurchase shares with an aggregate volume of up to €1,000,000 via the capital markets over the next two years. The share repurchase program will be carried out in several tranches and in accordance with the European Union safe harbor provisions.

Acquisition of NxStage Medical, Inc.

The Company received notice from the Federal Trade Commission that the Commission voted to accept the Consent Order the Company signed in December 2018, which will allow its transaction with NxStage Medical, Inc. (“NxStage”) to close.  NxStage is a medical technology company that develops, manufactures and markets a product portfolio of medical devices for use in home dialysis and in the critical care setting.

No further significant activities have taken place subsequent to the balance sheet date December 31, 2018 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.